Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ (98,713)	$ (126,150)	$ (155,173)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	92,955	120,574	69,333
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	4,016	4,017	3,524
Reclassification of unrealized losses to earnings | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ 88,939	$ 116,557	$ 65,809